Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Cash collateral - netted
Cash collateral paid	SFr 19,550	SFr 18,520	SFr 20,216
Cash collateral received	16,052	14,098	13,213
Cash collateral - not netted
Cash collateral paid	5,692	5,358	7,057
Cash collateral received	7,048	SFr 6,867	6,903
Bank
Cash collateral - netted
Cash collateral paid	19,597		20,333
Cash collateral received	16,052		13,213
Cash collateral - not netted
Cash collateral paid	5,693		7,057
Cash collateral received	SFr 7,048		SFr 6,903